Interim Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A-1 Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023			$ 94,667,939	$ (97,125,921)	$ (343,850)	$ (2,801,832)	$ 3,649,489	$ 847,657
Balance, shares at Dec. 31, 2023		118,380,930
Net loss				(24,621,514)		(24,621,514)		(24,621,514)
Stock compensation expense			428,108			428,108		428,108
Equity based compensation for restricted stock unit grants			539,772			539,772		539,772
Common shares issued for services			333,333			333,333		333,333
Common shares issued for services, shares		1,500,000
Common shares issued for earnout consideration			1,900,000			1,900,000		1,900,000
Common shares issued for earnout consideration, shares		17,491,400
Foreign currency translation					7,314	7,314		7,314
Common shares issued for cash			1,047,533			1,047,533		$ 1,047,533
Common shares issued for cash, shares		12,635,059						35,751,969
Common shares issued for conversion of notes payable and debentures			7,083,853			7,083,853		$ 7,083,853
Common shares issued for conversion of notes payable and debentures, shares		22,395,948
Acquisition of remaining non-controlling interest in Aya Biosciences			3,649,489			3,649,489	(3,649,489)
Common shares issued in connection with acquisition of The Leaf, LLC, shares		580,962
Balance at Dec. 31, 2024			109,650,027	(121,747,435)	(336,536)	(12,433,944)		(12,433,944)
Balance, shares at Dec. 31, 2024		172,984,299
Net loss				265,776		265,776		265,776
Stock compensation expense			258,668			258,668		258,668
Equity based compensation for restricted stock unit grants			232,794			232,794		232,794
Common shares issued for services			100,000			100,000		100,000
Common shares issued for services, shares		600,000
Common shares issued for earnout consideration			935,618			935,618		935,618
Common shares issued for earnout consideration, shares		1,858,032
Foreign currency translation					(343)	(343)		(343)
Balance at Mar. 31, 2025			111,177,107	(121,481,659)	(336,879)	(10,641,431)		(10,641,431)
Balance, shares at Mar. 31, 2025		175,442,331
Balance at Dec. 31, 2024			109,650,027	(121,747,435)	(336,536)	(12,433,944)		(12,433,944)
Balance, shares at Dec. 31, 2024		172,984,299
Net loss				(17,629,675)		(17,629,675)		(17,629,675)
Stock compensation expense			967,579			967,579		967,579
Equity based compensation for restricted stock unit grants			1,470,020			1,470,020		1,470,020
Common shares issued for services			248,365			248,365		248,365
Common shares issued for services, shares		1,465,219
Common shares issued for earnout consideration			935,618			935,618		935,618
Common shares issued for earnout consideration, shares		1,858,032
Foreign currency translation					(343)	(343)		(343)
Common shares issued for cash			241,889			241,889		$ 241,889
Common shares issued for cash, shares		8,363,560						68,758,339
Common shares issued for trade payables			368,142			368,142		$ 368,142
Common shares issued for trade payables, shares		2,024,241
Common shares issued for conversion of debentures and related party notes payable			17,564,048			17,564,048		17,564,048
Common shares issued for conversion of debentures and related party notes payable, shares		63,764,773
Exercise of stock options
Exercise of stock options, shares		302,666
Exercise of restricted stock units
Exercise of restricted stock units, shares		7,185,206
Balance at Dec. 31, 2025			131,445,688	(139,377,110)	(336,879)	(8,268,301)		(8,268,301)
Balance, shares at Dec. 31, 2025		257,947,996
Net loss				(426,253)				(426,253)
Preferred and common shares issued for cash	$ 2,089,483		396,881					2,486,364
Preferred and common shares issued for cash, shares	10,726,579	8,152,200
Shares returned to treasury			(30,742)					(30,742)
Shares returned to treasury, shares		(135,206)
Stock compensation expense			6,577					6,577
Equity based compensation for restricted stock unit grants			482,890					482,890
Balance at Mar. 31, 2026	$ 2,089,483		$ 132,301,294	$ (139,803,363)	$ (336,879)	$ (5,749,465)		$ (5,749,465)
Balance, shares at Mar. 31, 2026	10,726,579	265,964,990